UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® OTC Portfolio

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	22	Notes to the financial statements.

Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,098.60	$3.81
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.58	$3.67

* Expenses are equal to the Fund’s annualized expense ratio of .72%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Microsoft Corp.	5.8	7.7
Google, Inc. Class A (sub. vtg.)	4.9	2.3
Dell, Inc.	4.0	4.4
Amgen, Inc.	3.2	2.4
Apple Computer, Inc.	2.8	2.0
QUALCOMM, Inc.	2.5	1.2
eBay, Inc.	2.1	2.2
Intel Corp.	2.0	6.2
Yahoo!, Inc.	1.9	2.4
Research In Motion Ltd.	1.8	1.5
	31.0
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	53.0	56.8
Health Care	18.8	15.3
Consumer Discretionary	12.6	13.8
Financials	5.4	2.4
Industrials	4.2	3.5

5 Semiannual Report

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.4%
		Shares	Value (Note 1)
			(000s)

CONSUMER DISCRETIONARY – 12.6%
Auto Components 0.1%
Gentex Corp.		517,600	$ 8,644
IMPCO Technologies, Inc. (a)		503,357	3,201
Quantum Fuel Systems Technologies Worldwide, Inc. (a)		220,020	1,100
			12,945
Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc.		300,000	4,734
BJ’s Restaurants, Inc. (a)		525,300	13,280
Isle of Capri Casinos, Inc. (a)		236,800	6,737
Kerzner International Ltd. (a)		126,500	8,253
Penn National Gaming, Inc. (a)		966,200	31,015
Red Robin Gourmet Burgers, Inc. (a)(e)		1,379,450	54,750
Starbucks Corp. (a)		1,279,400	40,557
Texas Roadhouse, Inc. Class A (a)		1,070,310	16,601
The Cheesecake Factory, Inc. (a)		200,000	7,370
Trump Entertainment Resorts, Inc. (a)		918,800	18,008
Wynn Resorts Ltd. (a)(d)		256,500	16,565
			217,870
Household Durables – 0.1%
Directed Electronics, Inc.		350,000	4,988
Inventec Appliances Corp.		278,000	2,046
			7,034
Internet & Catalog Retail 3.7%
Amazon.com, Inc. (a)		593,400	26,596
Coldwater Creek, Inc. (a)		1,512,150	30,848
eBay, Inc. (a)		4,095,900	176,533
Expedia, Inc. (a)		1,244,000	32,369
NutriSystem, Inc. (a)(d)		899,929	44,007
VistaPrint Ltd.		75,000	2,267
			312,620
Media – 0.6%
Comcast Corp. Class A (special) (a)		1,566,700	43,429
Focus Media Holding Ltd. ADR		41,700	2,276
TiVo, Inc. (a)		250,000	1,378
			47,083
Multiline Retail – 0.5%
Fred’s, Inc. Class A		642,000	10,195
Sears Holdings Corp. (a)		244,200	29,656
			39,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 4.6%
bebe Stores, Inc.	1,300,000	$ 26,234
Bed Bath & Beyond, Inc. (a)	800,100	29,932
Best Buy Co., Inc.	967,850	49,031
Circuit City Stores, Inc.	959,800	24,197
Finish Line, Inc. Class A	795,400	14,277
Gamestop Corp.:
Class A (a)	437,971	17,655
Class B (a)	1,004,200	37,396
Guitar Center, Inc. (a)	685,080	36,775
New York & Co., Inc. (a)	697,300	13,514
OfficeMax, Inc.	450,000	12,857
Staples, Inc.	2,855,300	67,699
The Pantry, Inc. (a)	144,500	7,910
Tweeter Home Entertainment Group, Inc. (a)	300,000	2,466
Urban Outfitters, Inc. (a)	1,547,000	42,249
Wet Seal, Inc. Class A (a)	537,000	2,696
		384,888
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp. (a)(d)	600,000	19,158
Under Armour, Inc. Class A (d)	386,400	15,452
		34,610

TOTAL CONSUMER DISCRETIONARY		1,056,901

CONSUMER STAPLES 1.0%
Beverages – 0.2%
Hansen Natural Corp. (a)	180,000	15,804
Food & Staples Retailing – 0.8%
Costco Wholesale Corp.	516,100	25,748
Whole Foods Market, Inc.	572,200	42,268
		68,016

TOTAL CONSUMER STAPLES		83,820

ENERGY 1.9%
Energy Equipment & Services – 1.2%
Halliburton Co.	151,500	12,052
Key Energy Services, Inc. (a)	568,300	8,979
Noble Corp.	138,500	11,141

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Patterson-UTI Energy, Inc.	1,424,000	$ 53,571
Schlumberger Ltd. (NY Shares)	98,100	12,503
Union Drilling, Inc.	100,000	1,746
		99,992
Oil, Gas & Consumable Fuels – 0.7%
Syntroleum Corp. (a)(d)	973,000	11,044
Valero Energy Corp.	768,200	47,959
		59,003

TOTAL ENERGY		158,995

FINANCIALS – 5.4%
Capital Markets 2.5%
American Capital Strategies Ltd.	415,100	14,757
Calamos Asset Management, Inc. Class A	651,600	22,637
Charles Schwab Corp.	1,136,000	16,801
E*TRADE Financial Corp. (a)	767,900	18,268
GFI Group, Inc.	100,000	5,459
Investors Financial Services Corp.	470,900	22,104
Legg Mason, Inc.	66,500	8,625
optionsXpress Holdings, Inc.	661,400	19,313
T. Rowe Price Group, Inc.	120,000	9,172
TD Ameritrade Holding Corp.	3,462,400	70,079
		207,215
Commercial Banks – 1.0%
Fifth Third Bancorp	395,000	14,840
HDFC Bank Ltd. sponsored ADR	186,800	11,103
Nara Bancorp, Inc.	434,000	7,769
Popular, Inc.	400,000	8,124
SVB Financial Group (a)	485,900	24,042
Texas Capital Bancshares, Inc. (a)	312,769	6,865
UCBH Holdings, Inc.	706,800	12,263
		85,006
Consumer Finance – 0.5%
American Express Co.	791,700	41,525
Diversified Financial Services – 0.3%
Asset Acceptance Capital Corp. (a)	416,200	10,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Diversified Financial Services – continued
IntercontinentalExchange, Inc.	61,300	$ 3,115
The Nasdaq Stock Market, Inc. (a)	279,400	11,710
		24,980
Insurance – 0.8%
IPC Holdings Ltd.	559,800	15,260
Max Re Capital Ltd.	621,500	16,476
Navigators Group, Inc. (a)	191,881	8,571
Philadelphia Consolidated Holdings Corp. (a)	193,000	18,750
Universal American Financial Corp. (a)	521,644	8,591
		67,648
Thrifts & Mortgage Finance – 0.3%
Hudson City Bancorp, Inc.	2,147,200	26,668
People’s Bank, Connecticut	100,000	3,069
		29,737

TOTAL FINANCIALS		456,111

HEALTH CARE – 18.8%
Biotechnology – 11.0%
Affymetrix, Inc. (a)	685,740	26,182
Alkermes, Inc. (a)	1,204,300	29,313
Alnylam Pharmaceuticals, Inc. (a)	49,000	659
Amgen, Inc. (a)	3,632,200	264,751
Amylin Pharmaceuticals, Inc. (a)	874,600	37,083
Biogen Idec, Inc. (a)	2,378,800	106,451
BioMarin Pharmaceutical, Inc. (a)	1,377,600	16,159
Celgene Corp. (a)	888,400	63,210
Cephalon, Inc. (a)	1,108,400	78,574
DUSA Pharmaceuticals, Inc. (a)	431,527	4,393
Exelixis, Inc. (a)	300,000	3,234
Genentech, Inc. (a)	463,400	39,815
Gilead Sciences, Inc. (a)	1,343,900	81,803
Invitrogen Corp. (a)	367,100	25,286
MedImmune, Inc. (a)	535,600	18,275
Millennium Pharmaceuticals, Inc. (a)	1,040,200	10,756
Momenta Pharmaceuticals, Inc. (a)	392,300	8,003
Myriad Genetics, Inc. (a)	478,000	10,248
Neurocrine Biosciences, Inc. (a)	66,800	4,059
PDL BioPharma, Inc. (a)	1,454,700	42,405

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	1,152,900	$ 17,559
Seattle Genetics, Inc. (a)	551,300	3,104
Solexa, Inc. (a)(d)	150,827	1,314
Solexa, Inc. (a)(f)	2,307,693	17,085
Solexa, Inc. warrants 11/22/10 (a)(f)	354,776	1,703
Solexa, Inc. warrants 1/19/11 (a)(f)	452,917	2,173
Vertex Pharmaceuticals, Inc. (a)	266,500	9,519
		923,116
Health Care Equipment & Supplies – 2.1%
ArthroCare Corp. (a)	233,400	10,454
Cooper Companies, Inc.	645,200	35,763
Dionex Corp. (a)	529,275	28,067
Foxhollow Technologies, Inc. (a)	340,200	9,141
Gen-Probe, Inc. (a)	285,800	14,413
HealthExtras, Inc. (a)	262,500	8,636
NUCRYST Pharmaceuticals Corp.	758,200	7,735
Respironics, Inc. (a)	1,290,200	46,486
Somanetics Corp. (a)	261,900	6,673
Varian, Inc. (a)	200,200	7,682
		175,050
Health Care Providers & Services – 3.1%
Bumrungrad Hospital PCL:
NVDR	3,103,500	2,571
(For. Reg.)	493,800	409
Caremark Rx, Inc. (a)	263,460	12,989
Cerner Corp. (a)	199,000	8,955
Emdeon Corp. (a)	4,284,750	40,020
Express Scripts, Inc. (a)	481,100	43,920
Henry Schein, Inc. (a)	424,200	19,785
Humana, Inc. (a)	902,200	50,316
LCA Vision, Inc.	400,000	22,468
Radiation Therapy Services, Inc. (a)	348,600	10,423
UnitedHealth Group, Inc.	856,800	50,911
		262,767
Pharmaceuticals – 2.6%
Atherogenics, Inc. (a)	26,000	462
Elan Corp. PLC sponsored ADR (a)(d)	2,158,700	34,345
Merck & Co., Inc.	500,000	17,250
New River Pharmaceuticals, Inc. (a)	339,600	11,312
Roche Holding AG (participation certificate)	91,300	14,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Sepracor, Inc. (a)	1,417,200	$ 80,653
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,542,300	65,748
		224,198

TOTAL HEALTH CARE		1,585,131

INDUSTRIALS – 4.2%
Aerospace & Defense – 0.6%
BE Aerospace, Inc. (a)	726,700	15,275
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	892,000	36,260
NCI, Inc. Class A	126,589	1,729
		53,264
Air Freight & Logistics – 0.2%
Forward Air Corp.	304,200	11,864
Airlines – 1.1%
JetBlue Airways Corp. (a)	4,256,507	55,505
Republic Airways Holdings, Inc. (a)	329,752	4,890
Ryanair Holdings PLC sponsored ADR (a)	100,000	5,474
Southwest Airlines Co.	1,537,500	25,307
		91,176
Building Products 0.1%
Insteel Industries, Inc.	13,025	357
Lennox International, Inc.	295,200	9,432
		9,789
Commercial Services & Supplies – 0.6%
Copart, Inc. (a)	100,000	2,519
Monster Worldwide, Inc. (a)	483,000	20,605
PeopleSupport, Inc. (a)(e)	957,700	9,941
Tele Atlas NV (a)	466,985	12,724
Tele Atlas NV (Netherlands) (a)	290,000	7,965
		53,754
Electrical Equipment – 0.2%
Cheng Uei Precision Industries Co. Ltd.	2,784,000	9,352
Evergreen Solar, Inc. (a)	667,203	10,295
Hoku Scientific, Inc.	37,400	390
		20,037

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Industrial Conglomerates – 0.2%
Walter Industries, Inc.	250,000	$ 15,813
Machinery – 0.4%
American Railcar Industries, Inc.	9,000	269
Joy Global, Inc.	450,600	24,350
Tata Motors Ltd. sponsored ADR (d)	500,000	8,030
		32,649
Marine – 0.1%
Alexander & Baldwin, Inc.	100,000	5,257
Road & Rail 0.6%
J.B. Hunt Transport Services, Inc.	370,900	8,827
Landstar System, Inc.	939,322	39,733
Old Dominion Freight Lines, Inc. (a)	100,000	2,854
		51,414
Trading Companies & Distributors – 0.1%
H&E Equipment Services, Inc.	27,700	640
UAP Holding Corp.	200,000	4,232
		4,872

TOTAL INDUSTRIALS		349,889

INFORMATION TECHNOLOGY – 53.0%
Communications Equipment – 8.1%
Arris Group, Inc. (a)	1,171,100	13,772
Cisco Systems, Inc. (a)	6,164,900	114,482
Comverse Technology, Inc. (a)	799,200	21,890
CSR PLC (a)	1,034,000	20,602
JDS Uniphase Corp. (a)	2,822,700	8,835
Juniper Networks, Inc. (a)	3,987,000	72,284
Motorola, Inc.	1,852,700	42,075
NETGEAR, Inc. (a)	50,000	906
Nortel Networks Corp. (a)	6,873,100	20,619
Packeteer, Inc. (a)	353,875	4,579
QUALCOMM, Inc.	4,396,200	210,842
Research In Motion Ltd. (a)	2,204,045	149,491
		680,377
Computers & Peripherals – 12.7%
Apple Computer, Inc. (a)	3,112,700	235,040
Dell, Inc. (a)	11,516,200	337,540
EMC Corp. (a)	7,407,900	99,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Hewlett-Packard Co.	2,291,100	$ 71,436
Komag, Inc. (a)	100,000	4,706
McDATA Corp. Class A (a)	5,452,200	23,281
Network Appliance, Inc. (a)	2,725,600	85,039
SanDisk Corp. (a)(d)	691,700	46,593
Seagate Technology	3,414,200	89,042
Sun Microsystems, Inc. (a)	15,463,300	69,585
Synaptics, Inc. (a)	200,000	5,504
		1,067,032
Electronic Equipment & Instruments – 1.7%
Agilent Technologies, Inc. (a)	1,015,128	34,423
Cogent, Inc. (a)	335,700	8,067
FLIR Systems, Inc. (a)	377,000	8,935
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,517,042	38,128
Itron, Inc. (a)	90,000	4,308
Photon Dynamics, Inc. (a)	549,000	12,029
Solectron Corp. (a)	2,253,500	8,608
Sunpower Corp. Class A (d)	207,200	8,282
Symbol Technologies, Inc.	1,700,000	20,995
		143,775
Internet Software & Services – 7.8%
AD Pepper Media International NV (a)	156,219	1,914
CNET Networks, Inc. (a)	1,196,800	17,976
Digitas, Inc. (a)	1,323,200	17,321
Equinix, Inc. (a)	444,500	20,860
Google, Inc. Class A (sub. vtg.) (a)	941,700	407,992
iVillage, Inc. (a)	1,000,000	7,520
NetEase.com, Inc. sponsored ADR (a)(d)	50,000	3,570
Openwave Systems, Inc. (a)	498,552	10,749
Spark Networks PLC unit (a)	400,000	3,121
Supportsoft, Inc. (a)	1,695,119	7,391
Yahoo!, Inc. (a)	4,569,616	156,921
		655,335
IT Services – 1.0%
Cognizant Technology Solutions Corp. Class A (a)	405,875	21,256
Infosys Technologies Ltd. sponsored ADR	482,800	36,823
Paychex, Inc.	849,500	30,879
		88,958

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 11.0%
Advanced Analogic Technologies, Inc.	1,950,124	$ 29,057
Advanced Micro Devices, Inc. (a)	507,000	21,223
Altera Corp. (a)	732,500	14,145
Analog Devices, Inc.	1,117,500	44,443
Applied Materials, Inc.	3,802,200	72,432
Applied Micro Circuits Corp. (a)	2,832,300	9,318
ASML Holding NV (NY Shares) (a)	395,000	8,923
Atheros Communications, Inc. (a)	703,000	13,814
ATI Technologies, Inc. (a)	2,417,300	42,872
Broadcom Corp. Class A (a)	650,700	44,378
Conexant Systems, Inc. (a)	7,856,842	26,399
Cree, Inc. (a)	388,800	10,159
Exar Corp. (a)	574,400	7,737
Intel Corp.	7,742,800	164,689
Linear Technology Corp.	765,300	28,477
Marvell Technology Group Ltd. (a)	1,796,200	122,896
Maxim Integrated Products, Inc.	717,200	29,434
MEMC Electronic Materials, Inc. (a)	1,414,300	40,421
Monolithic Power Systems, Inc. (a)	360,700	6,226
National Semiconductor Corp.	734,900	20,732
PMC-Sierra, Inc. (a)	2,089,568	19,767
Q Cells AG	5,500	565
Rambus, Inc. (a)(d)	1,122,400	32,819
Saifun Semiconductors Ltd.	297,600	10,118
Samsung Electronics Co. Ltd.	74,550	57,473
Silicon Laboratories, Inc. (a)	716,400	35,268
Silicon Motion Technology Corp. sponsored ADR	400,000	6,468
Virage Logic Corp. (a)	400,000	4,348
		924,601
Software 10.7%
Activision, Inc. (a)	2,960,281	42,450
Altiris, Inc. (a)	50,000	978
Cognos, Inc. (a)	482,500	18,682
KongZhong Corp. sponsored ADR (a)	700,000	9,366
Microsoft Corp.	17,146,500	482,671
Nuance Communications, Inc. (a)	1,153,920	9,854
Opsware, Inc. (a)	314,200	2,300
Oracle Corp. (a)	8,164,100	102,623
Quest Software, Inc. (a)	581,800	9,216
Red Hat, Inc. (a)	3,565,700	103,227

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Sonic Solutions, Inc. (a)	250,000	$ 4,188
Symantec Corp. (a)	5,549,200	101,994
Ubisoft Entertainment SA (a)(d)	200,000	8,502
		896,051

TOTAL INFORMATION TECHNOLOGY		4,456,129

MATERIALS 1.0%
Chemicals – 0.6%
A. Schulman, Inc.	100,000	2,465
Ashland, Inc.	465,800	30,706
Monsanto Co.	236,000	19,968
		53,139
Metals & Mining – 0.4%
Anglo American PLC ADR	300,000	11,679
Olympic Steel, Inc. (a)	120,000	3,700
Steel Dynamics, Inc.	300,000	13,926
Steel Technologies, Inc.	120,000	3,493
		32,798

TOTAL MATERIALS		85,937

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
Bharti Televentures Ltd. (a)	961,400	8,211
Hutchison Telecommunications International Ltd. (a)	7,320,000	12,163
NII Holdings, Inc. (a)	1,216,800	60,183
		80,557

UTILITIES – 0.5%
Independent Power Producers & Energy Traders – 0.3%
Suzlon Energy Ltd.	1,000,000	26,576
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	200,100	13,931

TOTAL UTILITIES		40,507

TOTAL COMMON STOCKS
(Cost $7,309,141)		8,353,977

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 1.2%
	Shares	Value (Note 1)
		(000s)
Fidelity Cash Central Fund, 4.46% (b)	14,716,476	$ 14,716
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)	84,681,650	84,682
TOTAL MONEY MARKET FUNDS
(Cost $99,398)		99,398
TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $7,408,539)		8,453,375

NET OTHER ASSETS – (0.6)%		(46,696)
NET ASSETS 100%		$ 8,406,679

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $20,961,000
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
	11/21/05
Solexa, Inc.	- 1/18/06	$15,000
Solexa, Inc.
warrants
11/22/10	11/21/05	$0
Solexa, Inc.
warrants
1/19/11	1/18/06	$0

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$868
Fidelity Securities Lending Cash Central Fund	1,300
Total	$2,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Aladdin Knowledge
Systems Ltd.	$—	$14,832	$13,841	$—	$—
M Systems Flash Disk
Pioneers Ltd.	45,837	5,516	53,028	—
PeopleSupport, Inc.	13,740		3,921		9,941
PortalPlayer, Inc.	33,019	6,498	46,059	—	—
Red Robin Gourmet
Burgers, Inc.	21,930	44,945	1,302	—	54,750
Total	$114,526	$71,791	$118,151	$0	$64,691

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.2%
Canada	2.8%
Bermuda	1.9%
Cayman Islands	1.6%
India	1.0%
Others (individually less than 1%) .	4.5%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $4,443,084,000 of which $3,193,189,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $83,790) See accompanying schedule:
Unaffiliated issuers (cost $7,238,779)	$8,289,286
Affiliated Central Funds (cost $99,398)	99,398
Other affiliated issuers (cost $70,362)	64,691
Total Investments (cost $7,408,539)		$8,453,375
Receivable for investments sold		235,859
Receivable for fund shares sold		5,400
Dividends receivable		2,646
Interest receivable		149
Prepaid expenses		35
Other affiliated receivables		53
Other receivables		2,447
Total assets		8,699,964

Liabilities
Payable to custodian bank	$4,436
Payable for investments purchased	188,407
Payable for fund shares redeemed	9,293
Accrued management fee	3,770
Other affiliated payables	1,809
Other payables and accrued expenses	888
Collateral on securities loaned, at value	84,682
Total liabilities		293,285

Net Assets		$8,406,679
Net Assets consist of:
Paid in capital		$11,375,342
Accumulated net investment loss		(863)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(4,011,865)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,044,065
Net Assets, for 212,620 shares outstanding		$8,406,679
Net Asset Value, offering price and redemption price per
share ($8,406,679 ÷ 212,620 shares)		$39.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$15,403
Special dividends		6,954
Interest		52
Income from affiliated Central Funds (including $1,300
from security lending)		2,168
Total income		24,577

Expenses
Management fee
Basic fee	$24,969
Performance adjustment	(6,075)
Transfer agent fees	9,289
Accounting and security lending fees	595
Independent trustees’ compensation	18
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	178
Registration fees	22
Audit	47
Legal	48
Interest	1
Miscellaneous	39
Total expenses before reductions	29,142
Expense reductions	(3,911)	25,231

Net investment income (loss)		(654)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	447,496
Other affiliated issuers	13,302
Foreign currency transactions	(97)
Total net realized gain (loss)		460,701
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $788)	307,949
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation
(depreciation)		307,948
Net gain (loss)		768,649
Net increase (decrease) in net assets resulting from
operations		$767,995

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(654)	$85,537
Net realized gain (loss)	460,701	965,937
Change in net unrealized appreciation (depreciation) .	307,948	323,774
Net increase (decrease) in net assets resulting
from operations	767,995	1,375,248
Distributions to shareholders from net investment income .	—	(95,497)
Share transactions
Proceeds from sales of shares	525,731	1,495,132
Reinvestment of distributions	—	94,058
Cost of shares redeemed	(949,894)	(2,128,096)
Net increase (decrease) in net assets resulting from
share transactions	(424,163)	(538,906)
Total increase (decrease) in net assets	343,832	740,845

Net Assets
Beginning of period	8,062,847	7,322,002
End of period (including accumulated net investment
loss of $863 and accumulated net investment loss of
$209, respectively)	$8,406,679	$8,062,847

Other Information
Shares
Sold	14,226	45,709
Issued in reinvestment of distributions	—	2,762
Redeemed	(25,652)	(65,059)
Net increase (decrease)	(11,426)	(16,588)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 35.99	$ 30.43	$ 28.33	$ 23.46	$ 32.96	$ 69.82
Income from Invest
ment Operations
Net investment
income (loss)D	—E,H	.37F	(.17)	(.17)	(.24)	(.18)
Net realized and
unrealized gain
(loss)	3.55	5.60	2.27	5.04	(9.26)	(24.02)
Total from invest-
ment operations .	3.55	5.97	2.10	4.87	(9.50)	(24.20)
Distributions from net
investment income .	—	(.41)	—	—	—	—
Distributions from net
realized gain	—	—	—	—	—	(12.66)
Total distributions	—	(.41)	—	—	—	(12.66)
Net asset value, end
of period	$ 39.54	$ 35.99	$ 30.43	$ 28.33	$ 23.46	$ 32.96
Total ReturnB,C	9.86%	19.70%	7.41%	20.76%	(28.82)%	(42.79)%
Ratios to Average Net AssetsG
Expenses before
reductions	72%A	.81%	.91%	1.18%	1.14%	.97%
Expenses net of fee
waivers, if any	72%A	.81%	.91%	1.18%	1.14%	.97%
Expenses net of all
reductions	63%A	.75%	.89%	1.12%	1.09%	.94%
Net investment
income (loss)	(.02)%A,E	1.13%F	(.53)%	(.71)%	(.81)%	(.40)%
Supplemental Data
Net assets, end of
period (in millions)	$ 8,407	$ 8,063	$ 7,322	$ 7,041	$ 5,911	$ 8,802
Portfolio turnover
rate	154%A	117%	61%	116%	120%	219%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.19)%.
F Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.27)%.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a non diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,365,507
Unrealized depreciation	(349,517)
Net unrealized appreciation (depreciation)	$1,015,990
Cost for federal income tax purposes	$7,437,385

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

24

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $6,183,854 and $6,542,558, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc.(FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
Borrower or Lender	Balance	Interest Rate	Interest Expense
Borrower	$6,181	4.13%	$1

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

26

6. Security Lending continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,740 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $171.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity OTC Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investments
Advisors
Fidelity International Investments
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

OTC USAN-0306 1.789288.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity OTC Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity OTC Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 22, 2006